Goodwill and Identifiable Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Estimated amortization expense, 2014	$ 43
Estimated amortization expense, 2015	40
Estimated amortization expense, 2016	33
Estimated amortization expense, 2017	31
Estimated amortization expense, 2018	$ 25